Income taxes - Reconciliation of the statutory income tax rate and effective income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 74,960	$ 1,492,380	$ 4,599,656	$ 3,985,582
Current ISR		480,232	1,329,867	1,113,712
Deferred ISR		(85,731)	42,355	7,691
Income tax expense	$ 19,815	394,501	1,372,222	1,121,403
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		53,213	7,675	74,272
Statutary rate		$ 447,714	$ 1,379,897	$ 1,195,675
Effective rate (as a percent)	26.43%	26.43%	29.83%	28.14%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	3.57%	3.57%	0.17%	1.86%
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%